Loss before income tax - Additional Information (Details) $ in Thousands	6 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($)
Disclosure Of Loss Before Income Tax [Line Items]
Product sales, net	$ 48,685	$ 0
Ryoncil
Disclosure Of Loss Before Income Tax [Line Items]
Product sales, net	$ 48,700
Total gross to net adjustments percentage	14.60%
Number of customers which exceed ten percent of total revenue | customer	1
JCR Pharmaceuticals Co. Ltd
Disclosure Of Loss Before Income Tax [Line Items]
Royalties receivable under sales-based milestones	$ 2,600	$ 3,000